                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                  811-249

Exact name of registrant as specified in charter:    Delaware Group Equity Funds I

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             October 31

Date of reporting period:                            April 30, 2004

Item 1. Report to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

BLEND

SEMIANNUAL REPORT APRIL 30, 2004
--------------------------------------------------------------------------------
                             DELAWARE BALANCED FUND


[LOGO]
   POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                         1

  Statement of Operations                                         7

  Statements of Changes in Net Assets                             8

  Financial Highlights                                            9

  Notes to Financial Statements                                  14
-------------------------------------------------------------------

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

STATEMENT                                            DELAWARE BALANCED FUND
  OF NET ASSETS                                      April 30, 2004 (Unaudited)

                                                        Number of      Market
                                                          Shares        Value

COMMON STOCK - 59.45%
Aerospace & Defense - 1.97%
  Goodrich                                                 84,700   $ 2,438,513
  Honeywell International                                  67,800     2,344,524
  Northrop Grumman                                         10,300     1,022,275
                                                                    -----------
                                                                      5,805,312
                                                                    -----------
Automobiles & Automotive Parts - 0.64%
 *General Motors                                           39,500     1,873,090
                                                                    -----------
                                                                      1,873,090
                                                                    -----------
Banking & Finance - 12.39%
  American Express                                         30,200     1,478,290
 +Ameritrade Holding                                      181,500     2,221,560
  Bank of America                                          33,700     2,712,513
  Capital One Financial                                    38,900     2,549,117
  Charter One Financial                                    33,200     1,107,884
  Citigroup                                               112,166     5,394,063
  Fannie Mae                                               37,100     2,549,512
  J.P. Morgan Chase                                       151,150     5,683,239
  MBNA                                                     55,800     1,360,404
  Mellon Financial                                         38,500     1,141,140
  Merrill Lynch                                            47,100     2,554,233
  Moody's Investors Services                               27,500     1,774,025
  Morgan Stanley                                           52,500     2,697,975
  U.S. Bancorp                                             60,200     1,543,528
  Wells Fargo                                              30,300     1,710,738
                                                                    -----------
                                                                     36,478,221
                                                                    -----------
Basic Industry/Capital Goods - 1.79%
  General Electric                                        175,950     5,269,703
                                                                    -----------
                                                                      5,269,703
                                                                    -----------
Buildings & Materials - 0.48%
  Masco                                                    50,000     1,400,500
                                                                    -----------
                                                                      1,400,500
                                                                    -----------
Cable, Media & Publishing - 4.32%
 +Comcast Special - Class A                                93,500     2,710,565
*+Cox Communications - Class A                             82,800     2,706,732
  New York Times - Class A                                 32,600     1,493,406
  Omnicom Group                                            31,200     2,480,712
  Viacom - Class B                                         37,700     1,457,105
 +Westwood One                                             63,600     1,878,744
                                                                    -----------
                                                                     12,727,264
                                                                    -----------
Chemicals - 2.14%
  Air Products & Chemicals                                 50,300     2,505,443
  Dow Chemical                                             51,600     2,048,004
  duPont (E.I.) deNemours                                  40,500     1,739,475
                                                                    -----------
                                                                      6,292,922
                                                                    -----------
Consumer Products - 0.70%
  Clorox                                                   39,700     2,055,666
                                                                    -----------
                                                                      2,055,666
                                                                    -----------
Energy - 3.05%
  BP ADR                                                   39,400     2,084,260
  ChevronTexaco                                            16,000     1,464,000
  Exxon Mobil                                              72,400     3,080,620
  Kerr-McGee                                               48,200     2,358,426
                                                                    -----------
                                                                      8,987,306
                                                                    -----------

                                                        Number of      Market
                                                          Shares        Value

COMMON STOCK (continued)
Food, Beverage & Tobacco - 2.18%
 *Anheuser-Busch                                           28,300   $ 1,450,092
  General Mills                                            24,000     1,170,000
  PepsiCo                                                  69,800     3,803,402
                                                                    -----------
                                                                      6,423,494
                                                                    -----------
Healthcare & Pharmaceuticals - 10.76%
  Abbott Laboratories                                      45,200     1,989,704
 +Amgen                                                    45,700     2,571,539
 +Anthem                                                   30,800     2,728,264
 +Biogen Idec                                              46,000     2,714,000
 +Caremark Rx                                              78,500     2,657,225
 +Chiron                                                   57,000     2,644,800
 *GlaxoSmithKline ADR                                      64,500     2,709,000
  Guidant                                                  41,700     2,627,517
 +Medimmune                                                93,000     2,254,320
  Medtronic                                                54,100     2,729,885
  Pfizer                                                   52,600     1,880,976
 +Tenet Healthcare                                        155,600     1,829,856
  Wyeth                                                    61,600     2,345,112
                                                                    -----------
                                                                     31,682,198
                                                                    -----------
Insurance - 2.15%
  Cigna                                                    34,100     2,199,791
  PMI Group                                                51,200     2,203,136
  XL Capital Limited - Class A                             25,100     1,916,385
                                                                    -----------
                                                                      6,319,312
                                                                    -----------
Leisure, Lodging & Entertainment - 0.70%
  Marriott International - Class A                         43,700     2,060,892
                                                                    -----------
                                                                      2,060,892
                                                                    -----------
Metals & Mining - 0.87%
  Alcoa                                                    83,300     2,561,475
                                                                    -----------
                                                                      2,561,475
                                                                    -----------
Paper & Forest Products - 0.74%
  International Paper                                      54,000     2,177,280
                                                                    -----------
                                                                      2,177,280
                                                                    -----------
Retail - 3.88%
 +Bed Bath & Beyond                                        47,700     1,770,624
  Best Buy                                                 45,200     2,452,100
  Gap                                                     108,500     2,388,085
  McDonald's                                               90,600     2,467,038
  Staples                                                  91,300     2,351,888
                                                                    -----------
                                                                     11,429,735
                                                                    -----------
Technology/Communications - 0.83%
 +Cisco Systems                                           116,600     2,433,442
                                                                    -----------
                                                                      2,433,442
                                                                    -----------
Technology/Hardware - 4.07%
 +Applied Materials                                       135,700     2,473,811
  Intel                                                   199,800     5,140,854
 +National Semiconductor                                   61,900     2,524,901
  Pitney Bowes                                             42,200     1,846,250
                                                                    -----------
                                                                     11,985,816
                                                                    -----------

STATEMENT                                               DELAWARE BALANCED FUND
  OF NET ASSETS (CONTINUED)

                                                        Number of      Market
                                                          Shares        Value
COMMON STOCK (continued)
Technology/Software - 2.47%
 +Intuit                                                   39,700  $  1,686,059
  Microsoft                                                40,900     1,062,173
 +Oracle                                                  176,100     1,975,842
  SAP ADR                                                  68,200     2,542,496
                                                                   ------------
                                                                      7,266,570
                                                                   ------------
Telecommunications - 1.20%
  Alltel                                                   43,800     2,204,892
  SBC Communications                                       53,300     1,327,170
                                                                   ------------
                                                                      3,532,062
                                                                   ------------
Textiles, Apparel & Furniture - 0.81%
 +Coach                                                    56,100     2,389,860
                                                                   ------------
                                                                      2,389,860
                                                                   ------------
Transportation & Shipping - 0.81%
  United Parcel Service - Class B                          33,800     2,371,070
                                                                   ------------
                                                                      2,371,070
                                                                   ------------
Utilities - 0.50%
  Dominion Resources                                       22,900     1,461,249
                                                                   ------------
                                                                      1,461,249
                                                                   ------------
TOTAL COMMON STOCK (cost $164,288,169)                              174,984,439
                                                                   ------------
PREFERRED STOCK - 0.63%
Energy - 0.30%
 *Nexen 7.35%                                              35,250       897,113
                                                                  -------------
                                                                        897,113
                                                                  -------------
Telecommunications - 0.33%
 #Centaur Funding 144A 9.08%                                  765       971,071
                                                                  -------------
                                                                        971,071
                                                                  -------------
TOTAL PREFERRED STOCK (cost $1,654,473)                               1,868,184
                                                                  -------------
                                                         Principal
                                                          Amount

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.66%
  Freddie Mac Series 80 Class EH
    6.00% 11/15/31                                      $ 521,107       535,189
  Freddie Mac Structure Pass
    Through Securities
    Series T-58 1A2 3.108% 5/25/35                        320,000       320,173
    Series T-58 2A 6.50% 9/25/43                          672,682       705,055
  GMNA Series 02 62 B 4.763% 1/16/25                      380,000       382,108
                                                                  -------------
TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $1,951,120)                                       1,942,525
                                                                  -------------
AGENCY MORTGAGE-BACKED SECURITIES - 11.27%
  Fannie Mae
    4.50% 10/1/10                                         666,898       672,941
    4.50% 5/1/19 TBA                                    3,930,000     3,868,594
    5.00% 11/1/17                                         304,278       306,655
    5.00% 6/1/18                                        2,061,899     2,077,363
    5.00% 7/1/18                                           11,465        11,551
    5.00% 11/1/33                                         208,299       202,962
    5.00% 1/1/34                                          300,448       292,749
    5.00% 4/1/34                                        1,700,000     1,649,000
    5.00% 5/1/34                                          325,000       315,250
    5.50% 5/1/19                                        2,390,000     2,452,738
    5.50% 5/1/34 TBA                                    5,155,000     5,143,723

                                                         Principal     Market
                                                          Amount       Value

AGENCY MORTGAGE-BACKED SECURITIES (continued)
  Fannie Mae (continued)
    6.00% 4/1/17                                       $  251,485   $   262,487
    6.00% 6/1/17                                          246,741       257,535
    6.00% 12/1/33                                         274,544       282,352
    6.00% 5/1/34 TBA                                    5,975,000     6,113,173
    6.00% 6/1/34 TBA                                      315,000       321,202
    6.50% 5/1/34 TBA                                    1,750,000     1,821,641
    7.50% 6/1/31                                          826,164       883,995
  Freddie Mac
    5.00% 7/1/18                                          711,029       716,806
    5.00% 9/1/33                                          899,625       880,226
    5.00% 4/1/34                                        1,085,000     1,053,128
    5.50% 11/1/33                                       2,224,392     2,223,697
    6.50% 10/1/33                                         187,451       195,300
    8.50% 4/1/09                                               50            54
  GNMA
    6.50% 9/15/28                                          60,946        63,746
    6.50% 9/15/32                                       1,008,521     1,054,219
    7.50% 9/15/31                                          52,089        55,963
                                                                    -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (cost $33,485,101)                                                 33,179,050
                                                                    -----------
AGENCY ASSET-BACKED SECURITIES - 1.00%
  Freddie Mac Structure Pass
    Through Securities Series T-50 A3
    2.182% 9/27/07                                        483,425       483,382
 oSLMA Student Loan Trust
    Series 97-1 A2 1.51% 1/25/10                          661,384       664,419
    Series 02-7 A2 1.15% 6/17/13                          855,000       855,044
    Series 03-1 A1 1.12% 6/16/08                           18,440        18,438
    Series 04-1 A1 1.21% 1/26/15                          913,772       914,400
                                                                    -----------
TOTAL AGENCY ASSET-BACKED SECURITIES
  (cost $2,928,272)                                                   2,935,683
                                                                    -----------

AGENCY OBLIGATIONS - 0.31%
  Fannie Mae
    2.625% 1/19/07                                         95,000        93,888
   *4.625% 10/15/13                                       690,000       673,021
  Federal Home Loan Bank 3.875% 8/22/08                   120,000       120,518
  Freddie Mac 4.875% 11/15/13                              35,000        34,746
                                                                    -----------
TOTAL AGENCY OBLIGATIONS (cost $944,047)                                922,173
                                                                    -----------
ASSET-BACKED SECURITIES - 1.89%
  AmeriCredit Automobile Receivables
    Trust Series 01-C A4 5.01% 7/14/08                    510,000       526,646
  Ameriquest Mortgage Securities
    Series 03-5 A2 2.43% 7/25/33                          325,000       325,577
  Capital One Multi-Asset Execution Trust
    Series 03-C2 4.32% 4/15/09                            165,000       168,242
    Series 03-C4 6.00% 8/15/13                            690,000       724,561
 #Chase Funding Net Interest Margin
    Series 03-6A 144A 5.00% 12/27/33                       72,435        72,348
  Countrywide Asset-Backed Certificates
    Series 04-BCA Note 5.50% 5/25/34                      170,000       169,411
 #GSAMP Trust Series 02-HE2N 144A
    8.25% 10/20/32                                            655           655
  Honda Auto Receivables Owner Trust
    Series 04-1 A4 3.06% 10/21/09                         275,000       271,599

STATEMENT                                               DELAWARE BALANCED FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal     Market
                                                          Amount       Value
ASSET-BACKED SECURITIES (continued)
 #Master Abs Nim Trust
    Series 03-CI2 N1 144A
    6.65% 8/26/33                                      $  172,124    $  172,117
  MBNA Credit Card Master Note Trust
    Series 01-A1 A1 5.75% 10/15/08                      1,100,000     1,167,310
 ^MBNA Master Credit Card Trust USA
    Series 96-B A 1.36% 8/15/08                           560,000       562,525
  Mid-State Trust Series 11 A1
    4.864% 7/15/38                                        156,668       151,077
  Ramp Series 04-SL1 A3 7.00% 3/25/34                     425,771       444,419
 #Sharp
    Series 03-HE1Note 144A
    6.90% 11/25/33                                        171,035       171,890
    Series 04-2N Note 144A 7.00% 1/25/34                  254,369       254,369
 #Sierra Receivables Funding Company
    Series 03-2A A1 144A 3.03% 9/15/15                    383,135       381,060
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
  (cost $5,553,468)                                                   5,563,806
                                                                    -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.88%
  Banc of America Commercial Mortgage
    Series 04-2 A2 3.377% 5/10/09                         215,000       208,663
  Chase Commercial Mortgage Securities
    Series 96-2C 6.90% 11/19/06                         1,768,625     1,923,722
  Greenwich Capital Commercial Funding
    Series 04-GG1 A7 5.317% 4/10/14                       450,000       452,231
                                                                    -----------
TOTAL COMMERCIAL MORTGAGE-BACKED
  SECURITIES (cost $2,430,840)                                        2,584,616
                                                                    -----------
CORPORATE BONDS - 12.13%
Airlines - 0.35%
 *American Airlines 6.817% 5/23/11                        180,000       165,290
 *Continental Airlines
    6.503% 6/15/11                                        565,000       546,874
    7.875% 7/2/18                                         325,000       321,126
                                                                    -----------
                                                                      1,033,290
                                                                    -----------
Automobiles & Automotive Parts - 0.46%
 *Ford Motor 7.45% 7/16/31                                460,000       449,715
 *General Motors 8.375% 7/15/33                           730,000       791,770
  Johnson Controls 5.00% 11/15/06                         100,000       105,095
                                                                    -----------
                                                                      1,346,580
                                                                    -----------
Banking & Finance - 3.25%
  Bear Stearns 4.65% 7/2/18                               325,000       290,605
  Citigroup 5.875% 2/22/33                                405,000       387,124
  Credit Suisse First Boston USA
    6.125% 11/15/11                                       370,000       396,549
 #ERAC USA Finance 144A 7.35% 6/15/08                     520,000       584,327
 #FGIC 144A 6.00% 1/15/34                                 240,000       234,473
  Ford Motor Credit
    5.625% 10/1/08                                        365,000       372,506
   *7.00% 10/1/13                                         235,000       242,096
  Franklin Resources 3.70% 4/15/08                        305,000       301,307
  General Electric Capital 5.45% 1/15/13                  410,000       420,510
*#Glencore Funding 144A 6.00% 4/15/14                     535,000       506,517

                                                         Principal     Market
                                                          Amount       Value
CORPORATE BONDS (continued)
Banking & Finance (continued)
  GMAC
    6.75% 1/15/06                                        $  270,000   $ 286,019
    7.25% 3/2/11                                            310,000     333,687
    8.00% 11/1/31                                           110,000     116,429
  Goldman Sachs
    5.25% 10/15/13                                          275,000     270,787
    6.345% 2/15/34                                          560,000     537,009
  Household Finance 4.125% 12/15/08                         320,000     320,196
 *International Lease Finance
    5.875% 5/1/13                                           150,000     156,812
*#Mizuho Finance Group 144A
    5.79% 4/15/14                                         1,175,000   1,167,332
  Morgan Stanley
    4.75% 4/1/14                                            380,000     355,716
    5.30% 3/1/13                                             75,000      75,089
 *Popular North America 4.25% 4/1/08                        425,000     428,999
o#Premium Asset Series 04-01 144A
    1.21% 2/6/06                                            280,000     280,078
o#Rabobank Capital Funding II 144A
   5.26% 12/29/49                                           195,000     192,739
 oRBS Capital Trust I 4.709% 12/29/49                       360,000     340,302
  Regions Financial 6.375% 5/15/12                          365,000     397,134
  UFJ Finance Aruba 6.75% 7/15/13                           575,000     608,192
                                                                    -----------
                                                                      9,602,534
                                                                    -----------
Building & Materials - 0.18%
  Valspar 6.00% 5/1/07                                      280,000     299,410
  York International 6.625% 8/15/06                         225,000     239,027
                                                                    -----------
                                                                        538,437
                                                                    -----------
Cable, Media & Publishing - 0.66%
 #InterActiveCorp 144A 6.75% 11/15/05                       415,000     436,309
  Liberty Media 3.50% 9/25/06                               245,000     245,613
  Thomson Multimedia 5.75% 2/1/08                           210,000     223,991
  Time Warner
    7.70% 5/1/32                                            220,000     243,832
    8.18% 8/15/07                                           575,000     651,536
  Time Warner Entertainment
    8.375% 3/15/23                                          110,000     129,722
                                                                    -----------
                                                                      1,931,003
                                                                    -----------
Energy - 1.48%
  Duke Capital 4.302% 5/18/06                               165,000     168,866
  Enterprise Products Partners 7.50% 2/1/11                 180,000     201,104
  Halliburton Company 5.50% 10/15/10                        550,000     562,832
 *Kinder Morgan Energy Partners
    7.75% 3/15/32                                            80,000      91,590
  Northern Border Pipeline 6.25% 5/1/07                     355,000     385,466
  Pacific Gas & Electric
    4.80% 3/1/14                                            205,000     196,518
    6.05% 3/1/34                                            890,000     844,482
  Transocean Sedco Forex 6.75% 4/15/05                      280,000     290,900
  USX 9.125% 1/15/13                                        310,000     392,585
  Valero Energy 6.125% 4/15/07                              275,000     295,682
  Valero Logistics 6.05% 3/15/13                            495,000     513,326
  Weatherford International 4.95% 10/15/13                  420,000     406,901
                                                                    -----------
                                                                      4,350,252
                                                                    -----------

STATEMENT                                                DELAWARE BALANCED FUND
  OF NET ASSETS (CONTINUED)



                                                         Principal     Market
                                                          Amount       Value
CORPORATE BONDS (continued)
Food, Beverage & Tobacco - 0.84%
  Anheuser-Busch 5.00% 3/1/19                          $  235,000    $  222,152
  Kraft Foods
    4.00% 10/1/08                                         550,000       548,115
    5.625% 11/1/11                                        230,000       237,988
  Nabisco 6.85% 6/15/05                                   240,000       251,748
  Safeway 6.15% 3/1/06                                    180,000       190,634
  Universal 6.50% 2/15/06                                 235,000       250,107
  UST
   *6.625% 7/15/12                                        335,000       364,278
    8.80% 3/15/05                                         375,000       395,170
                                                                    -----------
                                                                      2,460,192
                                                                    -----------
Healthcare & Pharmaceuticals - 0.45%
  GlaxoSmithKline Capital 4.375% 4/15/14                  405,000       384,268
 *Medco Health Solutions 7.25% 8/15/13                    630,000       680,905
  Schering-Plough 5.30% 12/1/13                           245,000       245,062
                                                                    -----------
                                                                      1,310,235
                                                                    -----------
Insurance - 0.82%
 *Aegon NV 4.75% 6/1/13                                   310,000       301,876
  AON 7.375% 12/14/12                                     280,000       315,163
 #Farmers Insurance 144A 8.625% 5/1/24                    425,000       481,929
 *Harleysville Group 5.75% 7/15/13                         65,000        61,132
*#Liberty Mutual 144A 7.00% 3/15/34                       240,000       236,110
*#Massachusetts Mutual Life Insurance 144A
    5.625% 5/15/33                                        230,000       216,851
 #Nationwide 144A 7.875% 4/1/33                           305,000       351,149
o#Oil Insurance 144A 5.15% 8/15/33                        445,000       449,401
                                                                    -----------
                                                                      2,413,611
                                                                    -----------
Metals & Mining - 0.09%
  Barrick Gold 7.50% 5/1/07                               225,000       253,493
                                                                    -----------
                                                                        253,493
                                                                    -----------
Real Estate - 0.10%
  Developers Diversified Realty
    4.625% 8/1/10                                         295,000       290,174
                                                                    -----------
                                                                        290,174
                                                                    -----------
Retail - 0.13%
  Lowe's Companies 7.50% 12/15/05                         350,000       377,886
                                                                    -----------
                                                                        377,886
                                                                    -----------
Technology/Hardware - 0.12%
  Dell 7.10% 4/15/28                                      300,000       338,524
                                                                    -----------
                                                                        338,524
                                                                    -----------
Telecommunications - 1.79%
 #America Movil 144A 5.50% 3/1/14                         315,000       295,532
  AT&T
    7.50% 6/1/06                                          120,000       129,098
    8.05% 11/15/11                                        485,000       532,932
    8.75% 11/15/31                                        700,000       742,817
  Deutsche Telekom International Finance
    8.75% 6/15/30                                         415,000       516,968
 #Singapore Telecommunications 144A
    7.375% 12/1/31                                        620,000       702,267
 #SingTel Optus Finance Property 144A
    8.125% 6/15/09                                        235,000       272,172

                                                         Principal     Market
                                                          Amount       Value

CORPORATE BONDS (continued)
Telecommunications (continued)
  Sprint Capital
   #6.375% 144A 5/1/09                                  $  135,000   $  145,144
   *8.375% 3/15/12                                         240,000      282,092
    8.75% 3/15/32                                          335,000      401,329
 #Telefonos de Mexico 144A
    4.50% 11/19/08                                         380,000      377,442
  Verizon New York
    6.875% 4/1/12                                          100,000      109,545
    7.375% 4/1/32                                          395,000      427,008
  Verizon Wireless 5.375% 12/15/06                         345,000      364,271
                                                                    -----------
                                                                      5,298,617
                                                                    -----------
Utilities - 1.41%
  Avista 7.75% 1/1/07                                      630,000      689,210
  Boston Gas 8.87% 1/5/05                                  260,000      272,313
  Consumers Energy 6.00% 3/15/05                           370,000      380,389
  Detroit Edison 5.05% 10/1/05                             325,000      336,392
 *Exelon Generation 6.95% 6/15/11                          235,000      262,184
 *FPL Group Capital 3.25% 4/11/06                          460,000      465,206
  Oncor Electric 7.00% 5/1/32                              145,000      157,522
*#Power Contract 144A 5.20% 2/1/06                         353,589      359,052
 *PSEG Power 8.625% 4/15/31                                215,000      267,659
  Southern California Edison 6.00% 1/15/34                 205,000      198,445
  Southern Capital 5.30% 2/1/07                            280,000      298,659
 *TXU Energy 7.00% 3/15/13                                 425,000      470,585
                                                                    -----------
                                                                      4,157,616
                                                                    -----------
TOTAL CORPORATE BONDS (cost $35,289,026)                             35,702,444
                                                                    -----------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.87%
  Bank of America Alternative Loan Trust
    Series 03-10 2A1 6.00% 12/25/33                        698,288      716,813
    Series 04-2 1A1 6.00% 3/25/34                          453,330      460,192
 oBank of America Mortgage Securities
    Series 03-D 1A2 3.43% 5/25/33                           50,843       51,510
    Series 03-I 2A4 3.83% 10/25/33                         630,000      629,547
    Series 04-A 1A1 3.50% 2/25/34                          342,382      343,345
  Cendant Mortgage Series 02-4 A6
    6.50% 7/25/32                                           79,622       79,776
 oCountrywide Home Loans
    Series 01-HYB2 3A1 5.536% 9/19/31                      263,532      265,421
  Credit Suisse First Boston Securities
    Series 03-23 6A1 6.50% 9/25/33                         623,044      648,537
    Series 03-23 7A1 5.00% 9/25/18                         487,633      489,020
    Series 03-29 5A1 7.00% 12/25/33                        668,328      694,477
    Series 04-1 3A1 7.00% 2/25/34                          300,961      318,306
  Deutsche Mortgage Securities
    Pass-Through Trust
    Series 04-2 A2 3.08% 1/25/34                           245,000      242,703
  First Horizon Mortgage Pass-Through Trust
    Series 03-5 1A17 8.00% 7/25/33                         179,967      193,082
  GSR Mortgage Home Loan Trust
    Series 04-2F 6A1 7.00% 1/25/34                         310,784      325,584
 oMaster Adjustable Rate Mortgages Trust
    Series 03-6 1A2 3.10% 12/25/33                         380,000      368,328
  Master Alternative Loan Trust
    Series 03-9 1A1 5.50% 12/25/18                         666,947      681,953
    Series 03-9 1A1 8.00% 9/25/33                          150,814      161,183
    Series 04-1 2A1 7.00% 1/25/34                          647,104      673,899

STATEMENT                                                DELAWARE BALANCED FUND
  OF NET ASSETS (CONTINUED)
                                                         Principal     Market
                                                          Amount       Value

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
  Master Asset Securitization Trust
    Series 03-12 3A5 5.25% 10/25/14                      $297,925    $  301,522
  Nomura Asset Acceptance
    Series 04-AP1 A2 3.238% 3/25/34                       750,000       745,429
  Residential Funding Mortgage Securities
    Series 04-S5 VA 5.25% 4/25/34                         265,000       267,608
  Structured Asset Securities
   oSeries 02-22H 1A 7.00% 11/25/32                       231,070       248,134
    Series 03-33H 1A1 5.50% 10/25/33                      532,022       529,246
o#Summit Mortgage Trust
    Series 02-1 B2 144A 6.20% 6/28/16                     160,000       161,200
  Washington Mutual
   oSeries 03-AR4 A7 3.95% 5/25/33                        314,950       313,783
    Series 03-S1 A1 5.00% 4/25/33                         486,928       488,736
 oWells Fargo Mortgage Backed
    Securities Trust
    Series 03-K 2A5 4.52% 11/25/33                        325,000       298,400
    Series 03-M A1 4.77% 12/25/33                         705,773       694,057
                                                                    -----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $11,464,524)                                     11,391,791
                                                                    -----------
MUNICIPAL BONDS - 1.05%
  California State 5.00% 2/1/33                           120,000       114,282
  Colorado Department Transportation
    Revenue 5.00% 12/15/13                                435,000       470,822
  Forsyth, Montana Pollution Control
    Revenue (Portland General Project)
    Series A 5.20% 5/1/33                                 180,000       188,849
  Illinois State Taxable Pension 5.10% 6/1/33             690,000       623,477
  Long Island, New York Power Authority
    Series A 5.00% 6/1/08                                 250,000       267,348
  Metropolitan Washington
    District of Columbia Airport Authority
    5.00% 10/1/34                                         175,000       169,881
  State of Oregon 5.892% 6/1/27                           470,000       479,344
  West Virginia Economic
    Development Authority
    5.37% 7/1/20                                          100,000        98,462
    6.07% 7/1/26                                          360,000       357,556
  Wisconsin State General Revenue
    5.70% 5/1/26                                          320,000       318,870
                                                                    -----------
TOTAL MUNICIPAL BONDS (cost $3,175,261)                               3,088,891
                                                                    -----------
SOVEREIGN DEBT - 0.08%
  Mexico Government International Bond
    7.50% 4/8/33                                          240,000       238,200
                                                                    -----------
TOTAL SOVEREIGN DEBT (cost $235,200)                                    238,200
                                                                    -----------

                                                         Principal     Market
                                                          Amount       Value

U.S. TREASURY OBLIGATIONS - 3.36%
  U.S. Treasury Bonds
    5.375% 2/15/31                                     $  415,000   $   420,577
  U.S. Treasury Inflation Index Notes
 +++2.00% 1/15/14                                       2,484,547     2,467,662
   *3.375% 1/15/07                                        781,701       843,138
*+++3.375% 4/15/32                                        356,738       423,501
   *3.625% 1/15/08                                        253,614       279,124
  U.S. Treasury Note
   *1.50% 3/31/06                                       3,535,000     3,486,812
    1.625% 2/28/06                                        425,000       420,617
   *2.625% 3/15/09                                         55,000        52,652
    3.125% 4/15/09                                        615,000       601,667
   *4.00% 2/15/14                                         920,000       884,063
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $9,892,823)                                                   9,879,813
                                                                   ------------
REPURCHASE AGREEMENTS - 10.47%

 With BNP Paribas 0.92% 5/3/04
   (dated 4/30/04, to be repurchased
   at $16,007,227 collateralized by
   $1,192,000 U.S. Treasury Notes
   7.25% due 5/15/04, market value
   $1,216,233, $7,818,000 U.S.
   Treasury Bills due 7/29/04, market
   value $7,975,556, $2,979,000 U.S.
   Treasury Bills due 9/16/04, market
   value $3,039,419, $1,234,000 U.S.
   Treasury Notes 7.50% due 2/15/05,
   market value $1,259,009, $2,783,000
   U.S. Treasury Notes 9.375% due
   2/15/06, market value $2,838,770)                   16,006,000    16,006,000
 With UBS Warburg 0.92% 5/3/04
   (dated 4/30/04, to be repurchased
   at $14,805,135 collateralized by
   $3,084,000 U.S. Treasury Notes
   7.50% due 2/15/05, market value
   $3,147,523, $8,498,000 U.S.
   Treasury Notes 6.50% due 5/15/05,
   market value $8,671,121, $3,222,000
   U.S. Treasury Notes 5.625% due
   5/15/08, market value $3,293,850)                   14,804,000    14,804,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $30,810,000)                                                 30,810,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 107.05%
  (cost $304,102,324)                                               315,091,615
                                                                   ------------

STATEMENT                                                DELAWARE BALANCED FUND
  OF NET ASSETS (CONTINUED)
                                                        Principal     Market
                                                         Amount       Value

SECURITIES LENDING COLLATERAL** - 5.84%
Short-Term Investments
  Abbey National 1.19% 10/15/04                       $  301,896     $ 311,276
  ABN AMBRO Bank
    1.08% 6/7/04                                         459,060       459,060
    1.10% 7/20/04                                        327,901       327,909
  American Express Centurion
    1.04% 5/14/04                                        655,814       655,817
  ASIF Global Funding 1.06 5/10/04                       197,266       197,422
  Bank of America 1.03% 5/28/04                          655,817       655,817
  Barclays Capital 1.10% 8/19/04                         498,459       498,446
  Bayerische Landesbank
    1.164% 8/30/04                                       262,217       262,245
  CDC Ixis 1.485% 11/12/04                               524,226       524,654
  Citibank NA 1.06% 7/6/04                               524,658       524,654
  Credit Suisse First Boston
    1.60% 12/13/04                                       524,020       524,654
  Deutsche Bank AG 1.04% 5/24/04                         655,815       655,817
  Deutsche Bank Financial
    1.132% 2/22/05                                       131,314       131,421
  Dexia Bank SA 1.03% 5/20/04                            301,745       301,745
  Fortis Bank 1.10% 7/26/04                              660,195       660,477
  General Electric Capital
    1.117% 2/3/05                                        197,057       197,268
    1.132% 5/14/04                                       288,662       288,684
    1.132% 10/4/04                                       196,756       196,934
  Goldman Sachs
    1.14% 7/20/04                                        524,602       524,654
    1.243% 12/8/04                                       308,234       308,234
  ING Bank NV
    1.06% 6/3/04                                         327,904       327,909
    1.10% 9/30/04                                        524,886       524,654
  Marsh & McLennan 1.291% 6/15/04                        334,432       336,579
  Merrill Lynch Mortgage Capital
    1.163% 7/12/04                                       524,654       524,654
  Merrill Lynch SEC/MLPFS
    1.073% 5/3/04                                      2,284,437     2,284,437
  Morgan Stanley 1.22% 5/31/05                           130,936       131,163
  Rabobank 1.075% 3/2/05                                 655,817       655,652
  Royal Bank of Scotland 1.06% 7/2/04                    656,040       656,021
  Societe Generale
    1.06% 6/3/04                                         327,904       327,909
    1.148% 12/8/04                                       524,523       524,554
  Svenska Handlesbank 1.10% 8/9/04                       655,845       655,817
  Union Bank of Switzerland
    1.13% 12/20/04                                       656,950       655,817
  Wachovia Bank NA 1.127% 11/15/04                       524,790       524,990
  Wells Fargo Bank San Francisco
    1.03% 5/19/04                                        852,561       852,562
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $17,189,906)                                                17,189,906
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIES - 112.89%
  (cost $321,292,230)                                              332,281,521++
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (5.84%)**                                   (17,189,906)
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS*** - (7.05%)                                        (20,745,280)
                                                                  ------------
NET ASSETS APPLICABLE TO 19,044,950 SHARES
  OUTSTANDING - 100.00%                                           $294,346,335
                                                                  ============

Net Asset Value - Delaware Balanced Fund
  Class A ($249,579,857 / 16,148,942 Shares)                             $15.45
                                                                         ------
Net Asset Value - Delaware Balanced Fund
  Class B ($29,173,242 / 1,887,012 Shares)                               $15.46
                                                                         ------
Net Asset Value - Delaware Balanced Fund
  Class C ($8,219,767 / 532,243 Shares)                                  $15.44
                                                                         ------
Net Asset Value - Delaware Balanced Fund
  Class R ($3,124 / 202.48 Shares)                                       $15.43
                                                                         ------
Net Asset Value - Delaware Balanced Fund
  Institutional Class ($7,370,345 / 476,551 Shares)                      $15.47
                                                                         ------

COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $346,040,415
Undistributed net investment income                                     326,106
Accumulated net realized loss on investments                        (62,917,905)
Net unrealized appreciation of investments                           10,897,719
                                                                   ------------
Total net assets                                                   $294,346,335
                                                                   ============

  *Fully or partially on loan.

 **See Note 10 in "Notes to Financial Statements."

***Of the amount $32,970,987 represents payables for securities purchased as of April 30 2004.

  #Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 11 in "Notes to Financial Statements."

  oVariable Rate Notes - the interest rate shown is the rate as of April 30, 2004.

  +Non-income producing security for the six months ended April 30, 2004.

 ++Includes $18,587,910 of securities loaned.

+++Fully or partially pledged as collateral for financial futures contracts and options written.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
GNMA - Government National Mortgage Association
SLMA - Student Loan Marketing Association
TBA - To be announced

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE BALANCED FUND
Net asset value Class A (A)                                              $15.45
Sales charge (5.75% of offering price or 6.08% of
  the amount invested per share) (B)                                       0.94
                                                                         ------
Offering price                                                           $16.39
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENT                            DELAWARE BALANCED FUND
  OF OPERATIONS                      Six Months Ended April 30, 2004 (Unaudited)


INVESTMENT INCOME:
  Interest                                                           $ 2,190,211
  Dividends                                                            1,562,872
  Securities lending income                                               12,258    $ 3,765,341
                                                                     -----------    -----------
EXPENSES:
  Management fees                                                        992,209
  Distribution expenses - Class A                                        321,803
  Distribution expenses - Class B                                        152,546
  Distribution expenses - Class C                                         40,137
  Distribution expenses - Class R                                              9
  Dividend disbursing and transfer agent fees and expenses               482,867
  Accounting and administration expenses                                  77,978
  Reports and statements to shareholders                                  56,100
  Registration fees                                                       39,800
  Professional fees                                                       21,960
  Custodian fees                                                          14,110
  Trustees' fees                                                           7,500
  Other                                                                   15,246      2,222,265
                                                                     -----------
  Less waiver of distribution expenses - Class A                                        (49,064)
  Less expenses paid indirectly                                                          (4,478)
                                                                                    -----------
  Total expenses                                                                      2,168,723
                                                                                    -----------
NET INVESTMENT INCOME                                                                 1,596,618
                                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments                                                                        21,813,412
  Futures contracts                                                                    (396,012)
  Options written                                                                         9,671
  Swap agreements                                                                       (37,144)
                                                                                    -----------
Net realized gain                                                                    21,389,927
Net change in unrealized appreciation/depreciation of investments                   (12,495,902)
                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                       8,894,025

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $10,490,643
                                                                                    ===========

See accompanying notes

STATEMENTS                                               DELAWARE BALANCED FUND
  OF CHANGES IN NET ASSETS

                                                                      Six Months         Year
                                                                        Ended            Ended
                                                                       4/30/04         10/31/03
                                                                     (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                             $  1,596,618    $  3,682,888
  Net realized gain (loss) on investments                             21,389,927      (4,840,716)
  Net change in unrealized appreciation/depreciation of investments  (12,495,902)     41,785,430
                                                                    ------------    ------------
  Net increase in net assets resulting from operations                10,490,643      40,627,602
                                                                    ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                           (2,026,033)     (4,725,025)
    Class B                                                             (111,390)       (373,247)
    Class C                                                              (29,271)        (85,963)
    Class R                                                                  (19)             --
    Institutional Class                                                  (66,023)       (287,183)
                                                                    ------------    ------------
                                                                      (2,232,736)     (5,471,418)
                                                                    ------------    ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                            4,862,066       8,720,098
    Class B                                                            1,507,428       2,783,422
    Class C                                                            1,234,097       1,939,910
    Class R                                                                2,999              14
    Institutional Class                                                1,832,180       2,687,176

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                            1,490,925       3,453,273
    Class B                                                              102,404         344,466
    Class C                                                               28,364          83,080
    Class R                                                                   19              --
    Institutional Class                                                   66,023         287,183
                                                                    ------------    ------------
                                                                      11,126,505      20,298,622
                                                                    ------------    ------------
  Cost of shares repurchased:
    Class A                                                          (21,753,647)    (36,706,467)
    Class B                                                           (3,621,453)     (8,298,115)
    Class C                                                             (953,416)     (2,088,271)
    Institutional Class                                               (1,847,302)    (10,134,187)
                                                                    ------------    ------------
                                                                     (28,175,818)    (57,227,040)
                                                                    ------------    ------------
Decrease in net assets derived from capital share transactions       (17,049,313)    (36,928,418)
                                                                    ------------    ------------
NET DECREASE IN NET ASSETS                                            (8,791,406)     (1,772,234)

NET ASSETS:
  Beginning of period                                                303,137,741     304,909,975
                                                                    ------------    ------------
  End of period (including undistributed net investment income of
    $326,106 and $685,924, respectively)                            $294,346,335    $303,137,741
                                                                    ============    ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Delaware Balanced Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                               Ended                             Year Ended
                                                              4/30/04(1) 10/31/03    10/31/02(2)  10/31/01     10/31/00    10/31/99
                                                             (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $15.060     $13.390      $15.100     $18.620      $21.600     $22.970

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.089       0.182        0.234       0.349        0.403       0.422
Net realized and unrealized gain (loss) on investments          0.423       1.749       (1.609)     (3.451)      (0.617)     (0.257)
                                                              -------     -------      -------     -------       ------     -------
Total from investment operations                                0.512       1.931       (1.375)     (3.102)      (0.214)      0.165
                                                              -------     -------      -------     -------       ------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.122)     (0.261)      (0.335)     (0.418)      (0.213)     (0.495)
Net realized gain on investments                                   --          --           --          --       (2.553)     (1.040)
                                                              -------     -------      -------     -------       ------     -------
Total dividends and distributions                              (0.122)     (0.261)      (0.335)     (0.418)      (2.766)     (1.535)
                                                              -------     -------      -------     -------       ------     -------

NET ASSET VALUE, END OF PERIOD                                $15.450     $15.060      $13.390     $15.100      $18.620     $21.600
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(4)                                                 3.53%      14.53%       (9.38%)    (16.88%)      (0.75%)      0.44%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $249,580    $257,950     $253,089    $319,842     $436,534    $562,975
Ratio of expenses to average net assets                         1.32%       1.35%        1.37%       1.30%        1.31%       1.12%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.34%       1.38%        1.37%       1.30%        1.31%       1.12%
Ratio of net investment income to average net assets            1.14%       1.30%        1.54%       2.07%        2.14%       1.85%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            1.12%       1.27%        1.54%       2.07%        2.14%       1.85%
Portfolio turnover                                               267%        249%         368%        288%         165%         87%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the distributor, if applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Delaware Balanced Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                              4/30/04(1)  10/31/03   10/31/02(2)  10/31/01     10/31/00    10/31/99
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.060     $13.410      $15.110     $18.600      $21.590     $22.950

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.027       0.073        0.121       0.223        0.259       0.246
Net realized and unrealized gain (loss) on investments          0.430       1.743       (1.611)     (3.435)      (0.621)     (0.251)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.457       1.816       (1.490)     (3.212)      (0.362)     (0.005)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.057)     (0.166)      (0.210)     (0.278)      (0.075)     (0.315)
Net realized gain on investments                                   --          --           --          --       (2.553)     (1.040)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.057)     (0.166)      (0.210)     (0.278)      (2.628)     (1.355)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $15.460     $15.060      $13.410     $15.110      $18.600     $21.590
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(4)                                                 3.03%      13.66%      (10.06%)    (17.47%)      (1.52%)     (0.31%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $29,173     $30,353      $32,035     $44,491      $49,353     $67,090
Ratio of expenses to average net assets                         2.11%       2.13%        2.12%       2.05%        2.07%       1.89%
Ratio of net investment income to average net assets            0.35%       0.52%        0.81%       1.32%        1.38%       1.08%
Portfolio turnover                                               267%        249%         368%        288%         165%         87%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Delaware Balanced Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             4/30/04(1)  10/31/03    10/31/02(2)  10/31/01     10/31/00    10/31/99
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.040     $13.400      $15.090     $18.580      $21.570     $22.930

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.027       0.073        0.121       0.222        0.251       0.246
Net realized and unrealized gain (loss) on investments          0.430       1.733       (1.601)     (3.434)      (0.613)     (0.251)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.457       1.806       (1.480)     (3.212)      (0.362)     (0.005)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.057)     (0.166)      (0.210)     (0.278)      (0.075)     (0.315)
Net realized gain on investments                                   --          --           --          --       (2.553)     (1.040)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.057)     (0.166)      (0.210)     (0.278)      (2.628)     (1.355)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $15.440     $15.040      $13.400     $15.090      $18.580     $21.570
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(4)                                                 3.04%      13.60%      (10.01%)    (17.48%)      (1.52%)     (0.31%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $8,220      $7,710       $6,937      $8,418      $10,993     $21,192
Ratio of expenses to average net assets                         2.11%       2.13%        2.12%       2.05%        2.07%       1.89%
Ratio of net investment income to average net assets            0.35%       0.52%        0.81%       1.32%        1.38%       1.08%
Portfolio turnover                                               267%        249%         368%        288%         165%         87%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------
                                                                     Delaware Balanced Fund Class R
-----------------------------------------------------------------------------------------------------
                                                                                      Period
                                                                        Six Months   6/2/03(1)
                                                                          Ended         to
                                                                        4/30/04(2)   10/31/03
                                                                       (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                                     $15.030     $14.500

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                                   0.074       0.050
Net realized and unrealized gain on investments                            0.419       0.564
                                                                         -------     -------
Total from investment operations                                           0.493       0.614
                                                                         -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.093)     (0.084)
                                                                         -------     -------
Total dividends and distributions                                         (0.093)     (0.084)
                                                                         -------     -------

NET ASSET VALUE, END OF PERIOD                                           $15.430     $15.030
                                                                         =======     =======

TOTAL RETURN(4)                                                            3.28%       4.25%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                       $3         $--
Ratio of expenses to average net assets                                    1.71%       1.74%
Ratio of net investment income to average net assets                       0.75%       0.70%
Portfolio turnover                                                          267%        249%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Delaware Balanced Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              4/30/04(1)  10/31/03   10/31/02(2)  10/31/01     10/31/00    10/31/99
                                                             (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                          $15.070     $13.400      $15.120     $18.640      $21.630     $23.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.105       0.213        0.272       0.391        0.449       0.480
Net realized and unrealized gain (loss) on investments          0.435       1.748       (1.612)     (3.451)      (0.618)     (0.265)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.540       1.961       (1.340)     (3.060)      (0.169)      0.215
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.140)     (0.291)      (0.380)     (0.460)      (0.268)     (0.545)
Net realized gain on investments                                   --          --           --          --       (2.553)     (1.040)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.140)     (0.291)      (0.380)     (0.460)      (2.821)     (1.585)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $15.470     $15.070      $13.400     $15.120      $18.640     $21.630
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(4)                                                 3.58%      14.83%       (9.16%)    (16.65%)      (0.55%)      0.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $7,370      $7,125      $12,849     $20,820      $25,892     $83,042
Ratio of expenses to average net assets                         1.11%       1.13%        1.12%       1.05%        1.07%       0.89%
Ratio of net investment income to average net assets            1.35%       1.52%        1.81%       2.32%        2.38%       2.08%
Portfolio turnover                                               267%        249%         368%        288%         165%         87%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in accounting.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

NOTES                                                DELAWARE BALANCED FUND
  TO FINANCIAL STATEMENTS                            April 30, 2004 (Unaudited)

Delaware Group Equity Funds I (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Balanced Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek a balance of capital appreciation, income and preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.


Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.


Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $3,668 for the six months ended April 30, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended April 30, 2004 were approximately $810. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."


2. INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 31, 2004 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

At April 30, 2004, the fund had receivables from and liabilities payable to affiliates as follows:

  Investment management fee payable to DMC             $(21,047)
  Dividend disbursing, transfer agent fees,
    accounting and administration fees
    and other expenses payable to DSC                   (10,340)
  Other expenses payable to DMC and affiliates*             664

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Fund bears the cost of certain legal services expenses, including in house legal services provided to the Fund by DMC employees. For the six months ended April 30, 2004, the Fund had costs of $15,471.

NOTES                                                   DELAWARE BALANCED FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS
   WITH AFFILIATES (CONTINUED)

For the six months ended April 30, 2004, DDLP earned $12,076 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended April 30, 2004, the Fund made purchases of $310,167,478 and sales of $329,956,564 of investment securities other than U.S. government securities and short-term investments. The purchases and sales for long-term U.S. government securities were $84,442,701 and $87,369,147, respectively.

At April 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2004, the cost of investments was $307,497,268. At April 30, 2004, the net unrealized appreciation was $7,594,347, of which $13,460,143 relate to unrealized appreciation of investments and $5,865,796 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended April 30, 2004 and the year ended October 31, 2003 were as follows:

                                           04/30/04*    10/31/03
                                          ----------   ----------
  Ordinary income                         $2,232,736   $5,471,418

*Tax information for the period ended April 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2004, the estimated components of net assets on a tax basis were as follows:


  Shares of beneficial interest                        $346,040,415
  Undistributed ordinary income                             326,106
  Net realized capital gains on investments              21,167,900
  Capital loss carryforwards                            (80,868,612)
  Unrealized appreciation of investments                  7,680,526
                                                       ------------
  Net assets                                           $294,346,335
                                                       ------------


The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,741,968 expires in 2008, $32,117,872 expires in 2009, $37,226,864 expires in 2010 and $5,781,908 expires in 2011.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                         Six Months      Year
                                                           Ended         Ended
                                                          4/30/04      10/31/03

Shares sold:
  Class A                                                 309,429       624,179
  Class B                                                  95,905       198,196
  Class C                                                  78,712       137,352
  Class R                                                     200             1
  Institutional Class                                     115,780       194,002

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                  96,191       248,965
  Class B                                                   6,603        25,036
  Class C                                                   1,831         6,034
  Class R                                                       1            --
  Institutional Class                                       4,257        20,619
                                                       ----------    ----------
                                                          708,909     1,454,384
                                                       ----------    ----------
Shares repurchased:
  Class A                                              (1,390,454)   (2,636,729)
  Class B                                                (231,463)     (596,298)
  Class C                                                 (60,906)     (148,617)
  Institutional Class                                    (116,379)     (700,377)
                                                       ----------    ----------
                                                       (1,799,202)   (4,082,021)
                                                       ----------    ----------
Net decrease                                           (1,090,293)   (2,627,637)
                                                       ==========    ==========

For the six months ended April 30, 2004 and the year ended October 31, 2003, 19,138 Class B shares were converted to 19,120 Class A shares valued at $299,306 and 55,482 Class B shares were converted to 55,485 Class A shares valued at $771,233, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2004, or at any time during the period.

NOTES                                                    DELAWARE BALANCED FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

7. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at April 30, 2004 were as follows:

    Contracts           Notional                             Unrealized
  To Buy/(Sell)      Cost (Proceeds)     Expiration Date     Gain (Loss)
----------------    ----------------     ---------------    ------------
(53) U.S. 5 Year
  Treasury Note     $(5,876,128)           June 2004           $60,206

44 U.S. 10 Year
  Treasury Note       4,933,954            June 2004           (86,391)
                                                              --------
                                                              $(26,185)
                                                              ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

8. OPTIONS WRITTEN
During the six months ended April 30, 2004, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended April 30, 2004 for the Fund were as follows:
                                                        Number of
                                                        contracts    Premiums
                                                        ---------    --------
Options outstanding at October 31, 2003                     --       $     --
Options written                                            328       (126,485)
Options terminated in closing purchase
  transactions                                            (328)       126,485
                                                          ----       --------
Options outstanding at April 30, 2004                       --       $     --
                                                          ====       ========
9. SWAP AGREEMENT
During the six months ended April 30, 2004, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At April 30, 2004, the Fund had the following total return swap agreements outstanding:

                               Expiration                                           Unrealized
Notional Amount                   Date                  Description                     loss
---------------                ----------              ------------                -------------
   $3,425,000                    6/30/04          Agreement with Goldman              ($14,788)
                                                  Sachs to receive the notional
                                                  amount multiplied by the
                                                  return on the Lehman Brothers
                                                  Commercial MBS Index AAA
                                                  and to pay the notional amount
                                                  multiplied by the 1 month BBA
                                                  LIBOR adjusted by a spread of
                                                  minus 0.50%


Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements, include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

NOTES                                                   DELAWARE BALANCED FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

10. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement ("Lending Agreement") with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At April 30, 2004, the market value of securities on loan was $18,587,910, for which the Fund received securities collateral, comprised of U.S. government obligations valued at $1,640,016 and cash collateral of $17,189,906. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

11. CREDIT AND MARKET RISKS
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by the U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

12. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Balanced Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Balanced Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                              AFFILIATED OFFICERS                          CONTACT INFORMATION

JUDE T. DRISCOLL                               JOSEPH H. HASTINGS                           INVESTMENT MANAGER
Chairman                                       Executive Vice President and                 Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                             INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                            Delaware International Advisers Ltd.
Board Chairman                                 RICHELLE S. MAESTRO                          London, England
Citadel Construction Corporation               Executive Vice President,
King of Prussia, PA                            Chief Legal Officer and Secretary            NATIONAL DISTRIBUTOR
                                               Delaware Investments Family of Funds         Delaware Distributors, L.P.
JOHN H. DURHAM                                 Philadelphia, PA                             Philadelphia, PA
Private Investor
Gwynedd Valley, PA                             MICHAEL P. BISHOF                            SHAREHOLDER SERVICING, DIVIDEND
                                               Senior Vice President and Treasurer          DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                    Delaware Investments Family of Funds         Delaware Service Company, Inc.
President                                      Philadelphia, PA                             2005 Market Street
Franklin & Marshall College                                                                 Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                            FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                            800 523-1918
Managing Director
Anthony Knerr & Associates                                                                  FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                                INSTITUTIONS REPRESENTATIVES ONLY
                                                                                            800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                       WEB SITE
National Gallery of Art                                                                     www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8736)                                                       Printed in the USA
SA-002 [4/04] IVES 6/04                                                   J9680

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

         (a)(1) Code of Ethics

         Not applicable.

              (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

              (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS I

         Jude T. Driscoll
----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    June 24, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    June 24, 2004


         Joseph H. Hastings
----------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    June 24, 2004